Document and Entity Information	Aug. 26, 2024
Cover [Abstract]
Entity Registrant Name	NCR Voyix Corp
Amendment Flag	false
Entity Central Index Key	0000070866
Document Type	8-K
Document Period End Date	Aug. 26, 2024
Entity File Number	001-00395
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(800)
Local Phone Number	225-5627
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false